Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2016 and March 31, 2017 are summarized in the table below.

	As of March 31, 2016						As of March 31, 2017
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	431.2	Rs.	—	Rs.	—	Rs.	457.7
Funds managed by insurance company (2)		—		2,202.1		—		—		3,186.0		—
Funds managed by trust
— Government securities		—		112.1		—		—		114.7		—
— Debenture and bonds		—		444.4		—		—		444.2		—
— Others		73.3		—		—		61.2		—		—

Total	Rs.	73.3		Rs. 2,758.6	Rs.	431.2	Rs.	61.2	Rs.	3,744.9	Rs.	457.7

							US$	1.0	US$	57.8	US$	7.1

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2015 and 2016.

	Funds managed by Insurance companies as of March 31,
	2016		2017		2017
	(In millions)
Particular
Opening balance	Rs.	489.2	Rs.	431.2	US$	6.6
Realized interest credited to fund		53.3		47.8		0.7
Contribution during the period		61.6		124.4		1.9
Amount paid towards claim		(172.9)		(145.7)		(2.1)

Closing balance	Rs.	431.2	Rs.	457.7	US$	7.1

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2016 and March 31, 2017:

	As of March 31,
	2016		2017		2017
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	3,105.9	Rs.	3,590.6	US$	55.4
Service cost		513.3		860.6		13.3
Interest cost		256.1		454.6		7.0
Actuarial(gains)/ losses		(41.7)		774.5		11.9
Benefits paid		(243.0)		(454.7)		(7.0)

Projected benefit obligation, end of the period		3,590.6		5,225.6		80.6

Change in plan assets:
Fair value of plan assets, beginning of the period		2,428.8		2,879.3		44.4
Expected return on plan assets		212.3		389.7		6.0
Actuarial gains/(losses)		(136.9)		486.9		7.5

Actual return on plan assets		75.4		876.6		13.5
Employer contributions		618.1		601.0		9.3
Benefits paid		(243.0)		(454.7)		(7.0)

Fair value of plan assets, end of the period		2,879.3		3,902.2		60.2

Funded Status	Rs.	(711.3)	Rs.	(1,323.4)	US$	(20.4)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2015, March 31, 2016 and March 31, 2017 was comprised of the following components:

	Fiscal years ended March 31,
	2015		2016		2017		2017
	(In millions)
Service cost	Rs.	504.7	Rs.	513.3	Rs.	860.6	US$	13.3
Interest cost		182.4		256.1		454.6		7.0
Expected return on plan assets		(166.2)		(212.3)		(389.7)		(6.0)
Actuarial (gains)/losses		(9.1)		95.2		287.6		4.4

Net gratuity cost	Rs.	511.8	Rs.	652.3	Rs.	1,213.1	US$	18.7

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2015	2016	2017
	(% per annum)
Discount rate*	8.0	8.6	6.8- 8.1
Rate of increase in compensation levels of covered employees	8.0	8.0	5.0-12.0
Rate of return on plan assets	8.0	8.0	7.0-7.6

Mortality rates used are based on the published “Indian Assured Lives Mortality (2006-2008) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2018	Rs.	648.9
2019		506.6
2020		411.4
2021		351.2
2022		319.8
2023 - 2027		1,296.5

Schedule of Allocation of Plan Assets

As at March 31, 2017, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2017
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	71.6%	22.7%	34.8%
Debenture and bonds	20.8%	25.2%	49.1%
Equity securities	5.5%	49.2%	—
Other	2.1%	2.9%	16.1%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2017 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2016 and March 31, 2017:

	As of March 31,
	2016		2017		2017
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	574.4	Rs.	696.8	US$	10.7
Service cost		9.9		12.9		0.2
Interest cost		44.9		53.4		0.8
Actuarial (gains)/losses		169.4		25.3		0.4
Benefits paid		(101.8)		(66.2)		(1.0)

Projected benefit obligation, end of the period		696.8		722.2		11.1

Change in plan assets:
Fair value of plan assets, beginning of the period		419.1		383.8		5.9
Expected return on plan assets		32.1		26.1		0.4
Actuarial gains/(losses)		14.3		7.6		0.1

Actual return on plan assets		46.4		33.7		0.5
Employer contributions		20.1		10.3		0.2
Benefits paid		(101.8)		(66.2)		(1.0)

Fair value of plan assets, end of the period		383.8		361.6		5.6

Funded Status	Rs.	(313.0)	Rs.	(360.6)	US$	(5.5)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2015, March 31, 2016 and March 31, 2017 was comprised of the following components:

	As of March 31,
	2015		2016		2017		2017
	(in millions)
Service cost	Rs.	10.2	Rs.	9.9	Rs.	12.9	US$	0.2
Interest cost		43.7		44.9		53.4		0.8
Expected return on plan assets		(36.0)		(32.1)		(26.1)		(0.4)
Actuarial (gains)/losses		34.8		155.1		17.7		0.3

Net pension cost	Rs.	52.7	Rs.	177.8	Rs.	57.9	US$	0.9

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2015	2016	2017
	(% per annum)
Discount rate*	8.0	8.6	8.1
Rate of increase in compensation levels of covered employees	8.0	8.0	8.0
Rate of return on plan assets	8.0	8.0	7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2006-2008) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2018	Rs.	70.9
2019		69.6
2020		84.1
2021		59.9
2022		66.7
2023-2027		104.8

Schedule of Allocation of Plan Assets

The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2017 is as follows:

Asset category	Funds managed by trust
Government securities	6.9%
Debenture and bonds	87.7%
Other	5.4%

Total	100.0%